Insurance Contracts - Additional Information (Detail) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Surplus Deficit Of Insurance Liability Adequacy Test	€ 2.2	€ 2.5
Exposure of concentration risk	40.00%
The Netherlands [member]
Disclosure of types of insurance contracts [line items]
Surplus Deficit Of Insurance Liability Adequacy Test	€ 0.3
Liability Adequency Test Deficit	5.2	7.0
shadow loss recognition	3.0	4.5
Credit Spread Movements [Member]
Disclosure of types of insurance contracts [line items]
Impact On Liability Adequacy Test	0.4	0.3
Lower Interest Rate [Member]
Disclosure of types of insurance contracts [line items]
Impact On Liability Adequacy Test	0.7	1.5
Other Impacts [Member]
Disclosure of types of insurance contracts [line items]
Impact On Liability Adequacy Test	€ 0.9	€ 1.0